Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 194	$ 201
Charges		66
Charges (releases)	54
Utilization	(84)	(71)
Translation and other, net	(1)	(2)
Other provisions at end of period	163	194
Less: short-term provisions	92	108
Long-term provisions	71	86
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	52	43
Charges		63
Charges (releases)	55
Utilization	(63)	(55)
Translation and other, net	1	1
Other provisions at end of period	45	52
Less: short-term provisions	45	50
Long-term provisions	0	2
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	23	29
Charges		0
Charges (releases)	3
Utilization	(4)	(3)
Translation and other, net	1	(3)
Other provisions at end of period	23	23
Less: short-term provisions	2	3
Long-term provisions	21	20
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	119	129
Charges		3
Charges (releases)	(4)
Utilization	(17)	(13)
Translation and other, net	(3)	0
Other provisions at end of period	95	119
Less: short-term provisions	45	55
Long-term provisions	$ 50	$ 64